[State Street Letterhead]

March 20, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:  Office of Filings, Information & Consumer Services

Re:         Henderson Global Funds ("Registrant")
            (File Nos. 333-62270 and 811-10399)

Ladies and Gentlemen:

Pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the "1933 Act"), following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purposes of (i) changing the name of the Henderson Income Advantage Fund to the Henderson Worldwide Bond Fund; and (ii) changing the investment objective and principal investment strategies of the Henderson Worldwide Bond Fund. Accordingly, it is anticipated that the Amendment will be effective sixty days after filing.

The Registrant is supplementing its current Prospectus dated November 30, 2005 for the Henderson European Focus Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund, Henderson Worldwide Bond Fund and Henderson U.S. Core Growth Fund, all series of the Registrant. The Prospectus was filed in Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A on November 28, 2005 (Accession # 0000891804-05-003498).

Selective Review Requested - The Registrant requests selective review of the sections of the attached Amendment that contain disclosure that is "not substantially different" from the disclosure used to describe the previously registered series of the Registrant, except for Item 2 - Risk/Return Summary:
Investment, Risks and Performance and Item 4 - Investment Objectives, Principal Investment Strategies, Related Risks with respect to the Henderson Worldwide Bond Fund. Disclosure concerning the Registrant was last reviewed by the SEC staff in connection with Post-Effective Amendment No. 15 filed on November 28, 2005.

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Securities and Exchange Commission
Page Two
March 20, 2006



If you should have any questions relating to this filing or Post-Effective Amendment No. 18, please do not hesitate to contact me at (617) 662-3969.


Very truly yours,

/s/ Francine S. Hayes
---------------------
Francine S. Hayes

Vice President and Counsel

Enclosures

cc:      C. Yarbrough
         M. Winget